Pensions - Schedule of Movements in Net Defined Benefit Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Present Value of Defined benefits Obligation [Member]
Schedule of Movements in Net Defined Benefit Assets [Line Items]
Balance		$ 101,505
Current service cost		17,257
Interest expense (income)		1,504
Refund
Net exchange differences		(1,151)
Total		119,115
Return on plan asset
Experience adjustment		(88,412)
Total		(88,412)
Paid pension		(30,703)
Balance
Fair value of plan assets [Member]
Schedule of Movements in Net Defined Benefit Assets [Line Items]
Balance	(460,732)	(482,957)
Current service cost
Interest expense (income)		(7,154)
Refund	435,768
Net exchange differences	(19,840)	(279)
Total	(44,804)	(490,390)
Return on plan asset	44,804	(1,045)
Experience adjustment
Total	44,804	(1,045)
Paid pension		30,703
Balance		(460,732)
Net Defined Benefit Asset [Member]
Schedule of Movements in Net Defined Benefit Assets [Line Items]
Balance	(460,732)	(381,452)
Current service cost		17,257
Interest expense (income)		(5,650)
Refund	435,768
Net exchange differences	(19,840)	(1,430)
Total	(44,804)	(371,275)
Return on plan asset	44,804	(1,045)
Experience adjustment		(88,412)
Total	44,804	(89,457)
Paid pension
Balance		$ (460,732)